Average Annual Total Returns - Calvert Floating-Rate Advantage Fund	S&P®/LSTA Leveraged Loan Index One Year	S&P®/LSTA Leveraged Loan Index Life of Fund	Class A One Year	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Life of Fund	Class R6 One Year	Class R6 Life of Fund
Total	5.20%	4.29%	0.67%	2.05%	Oct. 10, 2017	(0.83%)	0.36%	0.39%	0.75%	4.34%	3.08%	4.23%	3.05%